Effect of changes and other accounting matters on insurance assets and liabilities	12 Months Ended
Dec. 31, 2018
Effect of changes and other accounting matters on insurance assets and liabilities
Effect of changes and other accounting matters on insurance assets and liabilities

B3     Effect of changes and other accounting matters on insurance assets and liabilities

The following matters are relevant to the determination of the 2018 results:

(i)	Asia insurance operations

In 2018, the  adjusted IFRS operating profit based on longer-term investment returns for Asia insurance operations included a net credit of £94 million (2017: £75 million; 2016: £67 million) representing a small number of items that are not expected to reoccur, including the non-recurring impact of a refinement to the run-off of the allowance for prudence within technical provisions within Singapore.

(ii)	US insurance operations

Changes in the policyholder liabilities held for variable and fixed index annuity guarantees are reported as part of non-operating profit and are as described in note B1.2.

(iii)	UK and Europe insurance operations

Annuity and other shareholder-backed business

Allowance for credit risk

For IFRS reporting, the results for UK shareholder-backed annuity business are particularly sensitive to the allowance made for credit risk. The allowance is reflected in the deduction from the valuation rate of interest for discounting projected future annuity payments to policyholders that would have otherwise applied. The credit risk allowance comprises an amount for long-term best estimate defaults and additional provisions for credit risk premium, the cost of downgrades and short-term defaults.

The IFRS credit risk allowance made for the UK shareholder-backed fixed and linked annuity business equated to 40 basis points at 31 December 2018 (31 December 2017: 42 basis points; 31 December 2016: 43 basis points). The allowance represented 22 per cent of the bond spread over swap rates (31 December 2017: 28 per cent; 31 December 2016: 26 per cent).

The reserves for credit risk allowance at 31 December 2018 for the UK shareholder-backed business were £0.9 billion (31 December 2017: £1.6 billion; 31 December 2016: £1.7 billion). The 2018 credit risk allowance information is after reflecting the impact of the reinsurance of £12.0 billion of the UK shareholder-backed annuity portfolio to Rothesay Life entered into in March 2018. See note D1.1 for further details.

Other assumption changes

For the shareholder-backed business, in addition to the movement in the credit risk allowance discussed above, the net effect of routine changes to assumptions in 2018 was a credit of £437 million (2017: credit of £173 million; 2016: credit of £16 million).This included, among other items, a benefit to adjusted IFRS operating profit based on longer-term investment returns of £441 million (2017: £204 million), relating to changes to annuitant mortality assumptions to reflect current mortality experience, which has shown a slowdown in life expectancy improvements in recent periods, and the adoption of the Continuous Mortality Investigation (CMI) 2016 model (2017: adoption of 2015 model). Further information on changes to mortality assumptions is given in note C4.1(d).

Longevity reinsurance and other management actions

Aside from the aforementioned reinsurance agreement with Rothesay Life, no new longevity reinsurance transactions were undertaken in 2018 (2017: longevity reinsurance transactions covering £0.6 billion of IFRS annuity liabilities contributed £31 million to profit; 2016: longevity reinsurance transactions covering £5.4 billion of IFRS annuity liabilities contributed £197 million to profit). Other management actions generated profits of £58 million (2017: £245 million; 2016: £135 million).

With-profits sub-fund

For the with-profits sub-fund, the aggregate effect of assumption and other non-recurring changes in 2018 was a net gain to unallocated surplus of £394 million (2017: net charge of £(58) million; 2016: net charge of £(78) million) including the effect of mortality assumption changes.